Segmentation	6 Months Ended
Jun. 30, 2023
Segmentation [Abstract]
Segmentation	Segmentation
The Executive Board of the Group is the chief operating decision maker (“CODM”) which monitors the operating results of the business for the purpose of making decisions about resource allocation and performance assessment. The management information provided to the CODM includes financial information related to revenue, cost of sales and gross result disaggregated by charging revenue and combined service revenue streams and by region. These performance measures are measured consistently with the same measures as disclosed in the (interim condensed) consolidated financial statements. Further financial information, including net income (loss), employee expenses and operating expenses are only provided on a consolidated basis.
The CODM assesses the financial information of the business on a consolidated level. As the operating results of the business for the purpose of making decisions about resource allocation and performance assessment are monitored on a consolidated level, the Group has one operating segment which is also its only reporting segment.
As the Group only has one reporting segment, all relevant financial information is disclosed in the interim condensed consolidated financial statements.
Revenue from external customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

	For the six months ended June 30,
(in €‘000)	2023	2022
The Netherlands	33,982	19,976
Belgium	9,656	3,799
Germany	10,194	6,607
France	12,682	19,139
Other	1,697	1,171
Total	68,211	50,692